Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) (Senior Secured Notes [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013
Senior Secured Notes [Member]
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 93,184	$ 100,548
Average outstanding balance during the year	$ 78,164	$ 78,371
Weighted average interest rate for the year	3.40%	3.60%
Effective interest rate at year-end	3.30%	3.60%